REVENUE	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE
NOTE 4 -  REVENUE:

The following table sets forth the Company’s revenues for the indicated periods:

	Six months ended June 30		Three months ended June 30
	2023	2024	2023	2024
Royalties revenue	$514	$1,056	$214	$612
Sale of IP and license revenue	380	4,800	380	4,800
Support services	-	43	-	21
Total revenue	$894	$5,899	$594	$5,433